Finance costs and fair value change in derivative instruments - Summary of Detailed Information About Finance Cost and Fair Value Change in Derivative Instruments (Parenthetical) (Detail) - INR (₨)
₨ in Millions
12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Interest on loan from related parties		₨ 19	₨ 15
Compulsory convertible preference shares	₨ 925	3,361	2,230
Interest expense on lease liabilities	₨ 166	₨ 113	₨ 105